Schedule of Investments (unaudited)	iShares® Global Infrastructure ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 11.3%
Atlas Arteria Ltd.	11,670,689	$58,732,102
Qube Holdings Ltd.	23,217,511	53,595,177
Sydney Airport(a)	16,099,952	101,646,705
Transurban Group	15,298,228	153,659,899
		367,633,883

Brazil — 0.3%
Centrais Eletricas Brasileiras SA, ADR	466,490	2,840,924
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	444,734	3,264,347
Ultrapar Participacoes SA, ADR	1,662,201	4,388,211
		10,493,482

Canada — 10.0%
Enbridge Inc.	3,967,348	154,967,915
Gibson Energy Inc.	335,902	5,953,534
Keyera Corp.	506,859	11,431,825
Pembina Pipeline Corp.	1,260,423	38,232,682
TC Energy Corp.	2,242,961	104,315,108
Westshore Terminals Investment Corp.	478,052	10,135,859
		325,036,923

Chile — 0.1%
Enel Americas SA, ADR	500,256	2,721,393

China — 5.2%
Beijing Capital International Airport Co. Ltd., Class H(a)	19,904,000	12,197,693
China Gas Holdings Ltd.	3,180,600	6,615,913
China Longyuan Power Group Corp. Ltd., Class H	4,337,000	10,130,438
China Merchants Port Holdings Co. Ltd.	16,426,000	29,978,618
China Resources Gas Group Ltd.	1,152,000	6,507,890
China Resources Power Holdings Co. Ltd.	2,276,000	7,612,381
COSCO SHIPPING Ports Ltd.	20,122,000	17,488,606
Guangdong Investment Ltd.	3,696,000	4,698,225
Hainan Meilan International Airport Co. Ltd., Class H(a)	1,624,000	5,008,907
Jiangsu Expressway Co. Ltd., Class H	14,856,000	15,215,243
Kunlun Energy Co. Ltd.	5,126,000	4,809,869
Shenzhen Expressway Co. Ltd., Class H.	8,464,000	8,194,194
Shenzhen International Holdings Ltd.	15,963,500	16,583,435
Yuexiu Transport Infrastructure Ltd.	11,404,000	6,756,799
Zhejiang Expressway Co. Ltd., Class H	17,402,000	15,510,500
		167,308,711

Denmark — 1.0%
Orsted A/S(b)	245,001	31,376,560

France — 5.0%
Aeroports de Paris(a)(c)	313,356	40,424,057
Engie SA	2,301,810	34,079,172
Getlink SE	5,291,012	87,631,228
		162,134,457

Germany — 3.5%
E.ON SE	2,905,813	40,383,357
Fraport AG Frankfurt Airport Services Worldwide(a)	450,791	30,183,365
Hamburger Hafen und Logistik AG	284,220	6,652,894
RWE AG	872,913	35,367,409
		112,587,025

Italy — 6.7%
Atlantia SpA(a)	6,132,958	121,688,729
Enav SpA(a)(b)	3,103,826	13,893,442
Enel SpA	9,996,884	79,935,863
		215,518,034

Security	Shares	Value

Japan — 1.6%
Iwatani Corp.	120,500	$6,070,672
Japan Airport Terminal Co. Ltd.(a)	1,133,300	47,266,833
		53,337,505

Mexico — 4.0%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(c)	417,879	22,435,924
Grupo Aeroportuario del Pacifico SAB de CV, ADR	424,569	58,365,500
Grupo Aeroportuario del Sureste SAB de CV, ADR(c)	239,490	49,373,258
		130,174,682

Netherlands — 0.2%
Koninklijke Vopak NV	149,932	5,256,890

New Zealand — 2.4%
Auckland International Airport Ltd.(a)	14,708,379	77,422,432

Singapore — 0.4%
Hutchison Port Holdings Trust, Class U(c)	61,584,700	13,833,525

Spain — 7.1%
Aena SME SA(a)(b)	894,872	140,927,966
Iberdrola SA	7,496,287	88,755,858
		229,683,824

Switzerland — 1.3%
Flughafen Zurich AG, Registered(a)	231,789	41,625,546

United Kingdom — 2.4%
James Fisher & Sons PLC(a)	472,991	2,365,602
John Menzies PLC(a)	1,021,333	4,285,518
National Grid PLC	5,015,180	72,315,317
		78,966,437

United States — 37.1%
American Electric Power Co. Inc.	646,915	57,556,028
American Water Works Co. Inc.	234,839	44,351,694
Cheniere Energy Inc.	540,250	54,792,155
Consolidated Edison Inc.	457,368	39,022,638
Dominion Energy Inc.	1,046,264	82,194,500
DTE Midstream LLC(a)	222,121	10,657,366
Duke Energy Corp.	995,376	104,414,942
Equitrans Midstream Corp.	923,100	9,544,854
Eversource Energy.	444,738	40,462,263
Exelon Corp.	1,264,132	73,016,264
Kinder Morgan Inc.	4,467,577	70,855,771
NextEra Energy Inc.	1,897,033	177,107,001
ONEOK Inc.	1,020,257	59,950,301
Public Service Enterprise Group Inc.	654,187	43,653,899
Sempra Energy	413,000	54,631,640
Southern Co. (The)	1,369,918	93,948,976
Targa Resources Corp.	524,503	27,400,037
WEC Energy Group Inc.	408,249	39,628,730
Williams Companies Inc. (The)	2,780,585	72,406,433
Xcel Energy Inc.	696,633	47,162,054
		1,202,757,546
Total Common Stocks — 99.6%
(Cost: $2,892,121,143)		3,227,868,855

Schedule of Investments (unaudited) (continued)	iShares® Global Infrastructure ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 0.1%
Cia. Energetica de Minas Gerais, Preference Shares, ADR	1,459,520	$3,546,634

Total Preferred Stocks — 0.1%
(Cost: $3,104,194)		3,546,634

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	11,484,466	11,487,911
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,130,000	2,130,000
		13,617,911
Total Short-Term Investments — 0.4%
(Cost: $13,617,070)		13,617,911

Total Investments in Securities — 100.1%
(Cost: $2,908,842,407)		3,245,033,400

Other Assets, Less Liabilities — (0.1)%		(3,825,165)

Net Assets — 100.0%		$3,241,208,235

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,584,799	$5,902,003	(a)	$—		$2,499	$(1,390)	$11,487,911	11,484,466	$372,250	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,458,000	—		(3,328,000)	(a)	—	—	2,130,000	2,130,000	267		—
						$2,499	$(1,390)	$13,617,911		$372,517		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	25	01/21/22	$2,460	$53,039
S&P/TSE 60 Index	17	03/17/22	3,443	32,985
SPI 200 Index	18	03/17/22	2,406	713
Dow Jones U.S. Real Estate Index	36	03/18/22	1,629	52,625
				$139,362

Schedule of Investments (unaudited) (continued)	iShares® Global Infrastructure ETF
December 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,718,272,136	$1,509,596,719	$—	$3,227,868,855
Preferred Stocks	3,546,634	—	—	3,546,634
Money Market Funds	13,617,911	—	—	13,617,911
	$1,735,436,681	$1,509,596,719	$—	$3,245,033,400
Derivative financial instruments(a)
Assets
Futures Contracts	$85,610	$53,752	$—	$139,362

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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